Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000014875
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	15.51%	(0.17%)	0.69%
C000014879
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000063958
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000014875
Average Annual Return [Line Items]
Average Annual Return, Percent	20.95%	0.76%	1.15%
Without Sales Load [Member] | C000014879
Average Annual Return [Line Items]
Average Annual Return, Percent	21.44%	1.03%	1.40%
Without Sales Load [Member] | C000063958
Average Annual Return [Line Items]
Average Annual Return, Percent	21.28%	1.01%	1.43%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	9.54%	(1.64%)	0.23%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	9.54%	(1.64%)	0.23%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	9.54%	(1.64%)	0.23%
DWS Index: JP Morgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan EMBI Global Diversified Index
Average Annual Return, Percent	18.16%	0.47%	2.92%
DWS Index: JP Morgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan EMBI Global Diversified Index
Average Annual Return, Percent	18.16%	0.47%	2.92%
DWS Index: JP Morgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan EMBI Global Diversified Index
Average Annual Return, Percent	18.16%	0.47%	2.92%